UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2003

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Third Point Management Company, LLC
Address: 360 Madison Ave., 24th Floor
         New York, NY  10017

13F File Number:  28-06970

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Daniel S. Loeb
Title:     Managing Member
Phone:     212-224-7400

Signature, Place, and Date of Signing:

     /s/  Daniel S. Loeb     New York, NY     February 05, 2004

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     44

Form13F Information Table Value Total:     $636,605 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ADVANCED MEDICAL OPTICS INC    COM              00763M108    13755   700000 SH       SOLE                   700000        0        0
ALCAN INC                      COM              013716105     7043   150000 SH       SOLE                   150000        0        0
AMERICAN FINL RLTY TR          COM              02607P305    12518   734200 SH       SOLE                   734200        0        0
BANKATLANTIC BANCORP           CL A             065908501     7862   413800 SH       SOLE                   413800        0        0
BANKUNITED FINL CORP           CL A             06652B103     9789   379700 SH       SOLE                   379700        0        0
CANADIAN NAT RES LTD           COM              136385101    22698   450000 SH       SOLE                   450000        0        0
CLEVELAND CLIFFS INC           COM              185896107    11922   234000 SH       SOLE                   234000        0        0
CONEXANT SYSTEMS INC           COM              207142100     3237   650000 SH       SOLE                   650000        0        0
CONSECO INC                    COM NEW          208464883     9810   450000 SH       SOLE                   450000        0        0
CONSOL ENERGY INC              COM              20854P109    51800  2000000 SH       SOLE                  2000000        0        0
DADE BEHRING HLDGS INC         COM              23342J206    67566  1884700 SH       SOLE                  1884700        0        0
ENCORE CAP GROUP INC           COM              292554102     6040   400000 SH       SOLE                   400000        0        0
FEDERAL HOME LN MTG CORP       COM              313400301     3499    60000 SH  CALL SOLE                      600        0        0
FEDERAL HOME LN MTG CORP       COM              313400301     2916    50000 SH       SOLE                    50000        0        0
FIRST CMNTY BANCORP CALIF      COM              31983B101     5421   150000 SH       SOLE                   150000        0        0
FPIC INS GROUP INC             COM              302563101     7324   291900 SH       SOLE                   291900        0        0
HAYES LEMMERZ INTL INC         COM NEW          420781304    20370  1134200 SH       SOLE                  1134200        0        0
HOLLINGER INTL INC             CL A             435569108     4686   300000 SH       SOLE                   300000        0        0
IDT CORP                       CL B             448947309     5167   223400 SH       SOLE                   223400        0        0
INFINITY PPTY & CAS CORP       COM              45665Q103    25517   772073 SH       SOLE                   772073        0        0
INTERNATIONAL STL GROUP INC    COM              460377104    17528   450000 SH       SOLE                   450000        0        0
KOMAG INC                      COM NEW          500453204     2922   200000 SH       SOLE                   200000        0        0
LIBERTY MEDIA CORP NEW         COM SER A        530718105    35358  2973719 SH       SOLE                  2973719        0        0
LOCAL FINL CORP                COM              539553107     7034   337700 SH       SOLE                   337700        0        0
M D C HLDGS INC                COM              552676108    12900   200000 SH       SOLE                   200000        0        0
MCDERMOTT INTL INC             COM              580037109    31614  2645500 SH       SOLE                  2645500        0        0
MDC CORP                       CL A SUBVTGNEW   55267W309     6804   593700 SH       SOLE                   593700        0        0
MEDCO HEALTH SOLUTIONS INC     COM              58405U102    13596   400000 SH       SOLE                   400000        0        0
MI DEVS INC                    CL A SUB VTG     55304X104     6980   250000 SH       SOLE                   250000        0        0
NCRIC GROUP INC DEL            COM              62886P103     1893   177700 SH       SOLE                   177700        0        0
NEW CENTURY FINANCIAL CORP     COM              64352D101     7934   200000 SH       SOLE                   200000        0        0
PENN VA CORP                   COM              707882106    45744   822000 SH       SOLE                   822000        0        0
PG&E CORP                      COM              69331C108    27770  1000000 SH       SOLE                  1000000        0        0
PLAINS EXPL& PRODTN CO         COM              726505100    18119  1177300 SH       SOLE                  1177300        0        0
PMI GROUP INC                  COM              69344M101    18749   503600 SH       SOLE                   503600        0        0
POTLATCH CORP                  COM              737628107    24339   700000 SH       SOLE                   700000        0        0
PROVIDENT FINL SVCS INC        COM              74386T105     4710   249200 SH       SOLE                   249200        0        0
SAFECO CORP                    COM              786429100    10898   280000 SH       SOLE                   280000        0        0
SAXON CAPITAL INC              COM              80556P302     4053   193000 SH       SOLE                   193000        0        0
SOLUTIA INC                    COM              834376105     1095  3000000 SH       SOLE                  3000000        0        0
TALISMAN ENERGY INC            COM              87425E103     3050    53800 SH       SOLE                    53800        0        0
UNITED STATES STL CORP NEW     COM              912909108    14008   400000 SH       SOLE                   400000        0        0
UNUMPROVIDENT CORP             COM              91529Y106    13405   850000 SH       SOLE                   850000        0        0
WASHINGTON GROUP INTL INC      COM NEW          938862208    23723   698342 SH       SOLE                   698342        0        0